Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Australia (1.4%)
	Northern Star Resources Ltd.	1,892,727	17,567
	Computershare Ltd. (XASX)	927,115	16,721
	Sonic Healthcare Ltd.	786,305	14,250
	CAR Group Ltd.	617,834	14,130
	Washington H Soul Pattinson & Co. Ltd.	409,950	9,542
	Pro Medicus Ltd.	85,656	8,081
	Steadfast Group Ltd.	1,836,779	7,797
	Technology One Ltd.	506,107	6,837
	AUB Group Ltd.	169,453	3,581
	Brickworks Ltd.	152,493	2,879
	Bapcor Ltd.	540,386	1,817
	Collins Foods Ltd.	197,331	1,186
			104,388
Belgium (0.7%)
	UCB SA	198,752	33,210
	Lotus Bakeries NV	661	7,183
	Sofina SA	26,094	6,165
	Elia Group SA	56,297	5,847
			52,405
Brazil (0.1%)
	Raia Drogasil SA	1,835,444	8,956
Canada (12.5%)
	Canadian Natural Resources Ltd.	3,535,539	125,529
	Brookfield Corp.	2,403,353	117,204
	Canadian National Railway Co.	943,788	109,257
	Alimentation Couche-Tard Inc.	1,198,698	73,894
	Intact Financial Corp.	294,245	53,472
	Dollarama Inc.	459,785	43,103
	Franco-Nevada Corp.	317,058	40,858
	Restaurant Brands International Inc.	521,560	36,519
	Fortis Inc. (XTSE)	811,524	33,927
	Loblaw Cos. Ltd.	237,924	29,339
	Brookfield Asset Management Ltd. Class A (XTSE)	611,723	26,699
	Metro Inc.	373,907	22,267
	TFI International Inc.	130,861	20,370
[1]	Magna International Inc.	438,964	19,480
	Imperial Oil Ltd.	265,125	18,994
	Stantec Inc.	187,967	16,539
	George Weston Ltd.	96,521	14,948
	Open Text Corp.	447,232	14,097
	TMX Group Ltd.	456,340	13,869
	CCL Industries Inc. Class B	239,519	13,030
	Toromont Industries Ltd.	134,732	12,530
	FirstService Corp.	67,634	11,793
	Saputo Inc.	404,480	9,296
	Finning International Inc.	235,593	6,752
	Empire Co. Ltd. Class A	241,872	6,394
	Parkland Corp.	226,833	6,363
	Boyd Group Services Inc.	35,302	5,919
	Stella-Jones Inc.	81,041	5,452
	Premium Brands Holdings Corp.	62,100	4,200
	goeasy Ltd.	21,519	3,167
	Maple Leaf Foods Inc.	122,376	2,235
	Enghouse Systems Ltd.	75,618	1,683
	Badger Infrastructure Solutions Ltd.	55,419	1,565
	StorageVault Canada Inc.	418,202	1,421
	Savaria Corp.	92,075	1,299

Vanguard® International Dividend Appreciation Index Fund
	Shares	Market Value ($000)
Adentra Inc.	29,763	941
		924,405
China (0.9%)
Kweichow Moutai Co. Ltd. Class A	165,510	32,539
CSPC Pharmaceutical Group Ltd.	13,722,000	10,207
Wuliangye Yibin Co. Ltd. Class A	511,100	8,980
China National Nuclear Power Co. Ltd. Class A	2,502,200	3,821
Luzhou Laojiao Co. Ltd. Class A	193,100	3,493
China Railway Group Ltd. Class A	2,724,100	2,345
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	78,600	2,313
Shanghai Baosight Software Co. Ltd. Class A	291,840	1,298
China Overseas Property Holdings Ltd.	1,920,000	1,154
Jiangsu King's Luck Brewery JSC Ltd. Class A	164,100	1,003
Zhejiang Dingli Machinery Co. Ltd. Class A	65,300	475
Lao Feng Xiang Co. Ltd. Class A	39,800	289
Valiant Co. Ltd. Class A	94,800	126
		68,043
Denmark (5.5%)
Novo Nordisk A/S Class B	2,337,225	309,666
DSV A/S	289,814	53,165
Coloplast A/S Class B	204,317	26,561
Carlsberg A/S Class B	146,388	17,677
		407,069
Finland (0.1%)
Huhtamaki OYJ	157,526	6,383
Revenio Group OYJ	46,909	1,458
		7,841
France (5.4%)
Schneider Electric SE	888,009	214,042
Sanofi SA	1,837,286	189,410
		403,452
Germany (6.1%)
SAP SE	1,539,623	325,507
Deutsche Boerse AG	313,411	64,177
Symrise AG	218,987	27,599
Brenntag SE	237,897	16,923
Nemetschek SE	92,970	8,880
Bechtle AG	133,298	5,891
Atoss Software SE	13,360	1,970
FUCHS SE	55,859	1,938
Cewe Stiftung & Co. KGaA	8,394	899
Adesso SE	5,800	573
		454,357
Hong Kong (1.7%)
AIA Group Ltd.	18,522,560	123,895
India (6.6%)
Reliance Industries Ltd.	5,690,375	205,152
Infosys Ltd.	5,885,662	130,513
Hindustan Unilever Ltd.	1,472,721	47,646
ITC Ltd.	4,933,567	29,249
Asian Paints Ltd.	742,620	27,408
Persistent Systems Ltd.	167,085	9,668
Pidilite Industries Ltd.	251,647	9,583
Sundaram Finance Ltd.	111,553	5,772
Astral Ltd. (XNSE)	194,572	5,094
KEI Industries Ltd.	92,230	4,785
Tata Elxsi Ltd.	57,091	4,772
Berger Paints India Ltd.	478,598	3,176
Grindwell Norton Ltd.	76,783	2,376
CRISIL Ltd.	39,532	2,072
ZF Commercial Vehicle Control Systems India Ltd.	10,336	1,957
Caplin Point Laboratories Ltd.	35,666	672
Balaji Amines Ltd.	16,018	479
		490,374
Indonesia (0.8%)
Bank Central Asia Tbk PT	91,431,400	57,895

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
Ireland (0.3%)
	Kerry Group plc Class A	251,114	23,478
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	165,118	8,989
	Buzzi SpA	155,252	6,086
	Interpump Group SpA	133,991	5,811
	Reply SpA	36,504	5,182
	DiaSorin SpA	43,171	4,709
			30,777
Japan (26.0%)
	Sony Group Corp.	2,058,500	182,833
	Hitachi Ltd.	7,643,500	165,151
	Sumitomo Mitsui Financial Group Inc.	2,171,500	156,810
	Shin-Etsu Chemical Co. Ltd.	3,299,920	146,618
	Mitsubishi Corp.	6,889,200	142,276
	Tokio Marine Holdings Inc.	3,261,400	127,955
	Murata Manufacturing Co. Ltd.	3,107,700	69,140
	Nippon Telegraph & Telephone Corp.	49,207,443	52,441
	Fujitsu Ltd.	2,864,600	52,022
	FUJIFILM Holdings Corp.	2,050,500	48,753
	Seven & i Holdings Co. Ltd.	3,904,202	46,752
	Chugai Pharmaceutical Co. Ltd.	1,051,100	45,873
	Terumo Corp.	2,454,652	44,008
	Sompo Holdings Inc.	1,632,100	37,215
	Astellas Pharma Inc.	2,976,000	34,515
	Kao Corp.	767,000	33,587
	Asahi Group Holdings Ltd.	834,043	30,704
[1]	Sekisui House Ltd.	1,088,900	27,284
	Sumitomo Realty & Development Co. Ltd.	783,700	25,903
	Unicharm Corp.	724,780	24,281
	Nomura Research Institute Ltd.	748,100	23,095
	Pan Pacific International Holdings Corp.	877,764	22,900
	Nitto Denko Corp.	236,000	20,493
	Shionogi & Co. Ltd.	450,000	19,795
	Nitori Holdings Co. Ltd.	143,101	17,501
	Obic Co. Ltd.	107,600	16,407
	NTT Data Group Corp.	966,067	15,046
	Nippon Sanso Holdings Corp.	348,900	11,403
	Chiba Bank Ltd.	1,190,100	11,148
	Yakult Honsha Co. Ltd.	499,500	10,242
	Hulic Co. Ltd.	979,275	9,559
	Kyowa Kirin Co. Ltd.	416,800	8,791
	Kurita Water Industries Ltd.	175,600	7,494
	TIS Inc.	349,160	7,479
	Nissan Chemical Corp.	229,532	7,406
	Hikari Tsushin Inc.	38,300	7,172
	M3 Inc.	698,560	6,523
	Kobe Bussan Co. Ltd.	238,100	6,393
	Tokyo Tatemono Co. Ltd.	340,800	5,945
	Azbil Corp.	200,840	5,836
	MonotaRO Co. Ltd.	402,967	5,696
	Air Water Inc.	372,900	5,478
	Nisshin Seifun Group Inc.	425,900	5,270
	Nomura Real Estate Holdings Inc.	187,580	5,244
	Alfresa Holdings Corp.	333,000	5,202
	SCSK Corp.	247,300	4,869
	Yamaguchi Financial Group Inc.	381,567	4,743
	Rinnai Corp.	192,852	4,742
	Oracle Corp. Japan	54,800	4,473
	GMO Payment Gateway Inc.	74,100	4,248
	Fuji Soft Inc.	87,640	4,199
	Lion Corp.	481,934	4,171
	Open House Group Co. Ltd.	117,300	4,155
	Goldwin Inc.	65,200	4,016
	EXEO Group Inc.	343,700	3,749
	Maruwa Co. Ltd.	13,800	3,697
	Kobayashi Pharmaceutical Co. Ltd.	90,720	3,653
	Zenkoku Hosho Co. Ltd.	86,100	3,561

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Hisamitsu Pharmaceutical Co. Inc.	128,700	3,545
	Tokyo Century Corp.	314,800	3,353
	Sundrug Co. Ltd.	113,624	3,155
	Fuyo General Lease Co. Ltd.	38,100	3,114
	Nichias Corp.	98,500	3,068
	SHO-BOND Holdings Co. Ltd.	78,384	3,019
	Nippon Gas Co. Ltd.	189,267	2,950
	NEC Networks & System Integration Corp.	150,500	2,772
	Yaoko Co. Ltd.	44,200	2,703
	Morinaga & Co. Ltd.	138,200	2,652
	Kandenko Co. Ltd.	180,434	2,437
	Mizuho Leasing Co. Ltd.	313,235	2,364
	Welcia Holdings Co. Ltd.	164,900	2,208
	Fujimi Inc.	104,300	2,191
	Riken Keiki Co. Ltd.	74,500	2,187
	TS Tech Co. Ltd.	164,700	2,184
	Ship Healthcare Holdings Inc.	139,467	2,129
	Mani Inc.	139,400	1,961
	Rakus Co. Ltd.	137,100	1,921
	Pilot Corp.	63,800	1,916
	Takeuchi Manufacturing Co. Ltd.	59,100	1,890
	DTS Corp.	63,400	1,833
	SMS Co. Ltd.	123,900	1,806
	Kissei Pharmaceutical Co. Ltd.	71,300	1,658
	PALTAC Corp.	53,254	1,634
	Dentsu Soken Inc.	42,800	1,627
	Japan Material Co. Ltd.	113,000	1,499
	Tokyo Steel Manufacturing Co. Ltd.	112,300	1,429
	Kato Sangyo Co. Ltd.	48,700	1,387
	Fujitsu General Ltd.	105,500	1,384
	Nojima Corp.	122,500	1,347
	Valor Holdings Co. Ltd.	77,412	1,317
	TKC Corp.	54,400	1,288
	Komeri Co. Ltd.	51,267	1,255
[1]	Nomura Micro Science Co. Ltd.	52,300	1,245
	Yokogawa Bridge Holdings Corp.	64,800	1,173
[1]	Nextage Co. Ltd.	85,900	1,170
	Kohnan Shoji Co. Ltd.	42,800	1,154
	Hogy Medical Co. Ltd.	41,900	1,153
	JCU Corp.	45,800	1,142
	Funai Soken Holdings Inc.	76,200	1,112
	Raito Kogyo Co. Ltd.	76,000	1,103
	Tri Chemical Laboratories Inc.	43,900	1,083
	Create SD Holdings Co. Ltd.	46,300	1,039
	Maruzen Showa Unyu Co. Ltd.	28,500	1,025
	Okinawa Cellular Telephone Co.	38,067	1,024
	Yellow Hat Ltd.	58,000	1,015
	Takara Standard Co. Ltd.	85,067	982
	MCJ Co. Ltd.	106,700	971
	Ai Holdings Corp.	55,470	927
	Future Corp.	78,447	898
	Noevir Holdings Co. Ltd.	23,100	893
	Sekisui Jushi Corp.	52,300	881
	Elecom Co. Ltd.	80,032	878
	Tsurumi Manufacturing Co. Ltd.	32,867	870
	Ricoh Leasing Co. Ltd.	23,200	845
	Keihanshin Building Co. Ltd.	76,800	837
	Osaka Organic Chemical Industry Ltd.	35,600	824
	Retail Partners Co. Ltd.	68,200	765
	AZ-COM Maruwa Holdings Inc.	86,800	747
	Mitsubishi Research Institute Inc.	23,300	735
	Shin-Etsu Polymer Co. Ltd.	66,534	714
	Kameda Seika Co. Ltd.	23,900	697
[1]	Mimasu Semiconductor Industry Co. Ltd.	28,300	697
	S Foods Inc.	32,900	653
	CTI Engineering Co. Ltd.	18,600	622
	Shizuoka Gas Co. Ltd.	84,200	535
	RS Technologies Co. Ltd.	24,700	533
	Matsuda Sangyo Co. Ltd.	26,800	530
	Gakken Holdings Co. Ltd.	72,900	526

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Siix Corp.	62,900	524
	Insource Co. Ltd.	86,800	509
	G-Tekt Corp.	40,900	496
	eGuarantee Inc.	50,700	496
[1]	Nippon Parking Development Co. Ltd.	356,200	490
	G-7 Holdings Inc.	43,000	484
	MarkLines Co. Ltd.	23,651	472
	Avant Group Corp.	50,634	461
	Strike Co. Ltd.	15,500	419
[1]	Value HR Co. Ltd.	39,400	405
	Elan Corp.	63,500	389
	Lacto Japan Co. Ltd.	19,100	380
	YAKUODO Holdings Co. Ltd.	19,667	370
	Charm Care Corp. KK	35,000	360
	Celsys Inc.	61,934	358
	GSI Creos Corp.	23,800	353
	Densan System Holdings Co. Ltd.	18,167	348
	Business Engineering Corp.	12,200	337
[1]	Transaction Co. Ltd.	27,834	333
	Aoyama Zaisan Networks Co. Ltd.	32,700	330
	Intage Holdings Inc.	30,500	326
	S-Pool Inc.	132,900	282
	Digital Information Technologies Corp.	19,600	250
	FULLCAST Holdings Co. Ltd.	22,500	225
	WDB Holdings Co. Ltd.	18,000	220
[1]	E-Guardian Inc.	13,100	173
	Digital Hearts Holdings Co. Ltd.	26,000	172
	Double Standard Inc.	13,400	164
	Creek & River Co. Ltd.	13,100	127
	Members Co. Ltd.	4,500	27
			1,931,376
Mexico (0.4%)
	America Movil SAB de CV Series B	33,684,056	28,132
	Grupo Comercial Chedraui SA de CV	381,300	2,842
			30,974
Netherlands (0.9%)
	Wolters Kluwer NV	409,894	68,620
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	961,279	18,557
	EBOS Group Ltd.	260,441	5,588
	Summerset Group Holdings Ltd.	384,265	2,565
			26,710
Norway (0.1%)
	TOMRA Systems ASA	384,099	6,331
	Borregaard ASA	151,683	2,598
			8,929
Philippines (0.1%)
	International Container Terminal Services Inc.	1,341,180	8,189
Saudi Arabia (0.1%)
	Mouwasat Medical Services Co.	153,931	4,953
South Korea (0.4%)
	NAVER Corp.	245,177	31,270
	JW Pharmaceutical Corp.	21,819	508
	Kyung Dong Navien Co. Ltd.	10,467	437
			32,215
Sweden (2.2%)
	Assa Abloy AB Class B	1,634,371	49,774
	Hexagon AB Class B	3,463,954	35,278
[2]	Evolution AB	317,221	30,729
	Nibe Industrier AB Class B	2,519,254	11,070
	Lifco AB Class B	347,427	10,307
	AAK AB	299,164	8,609
	Fortnox AB	800,436	4,949
	Wihlborgs Fastigheter AB	457,752	4,636
	Catena AB	61,656	3,139

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Svolder AB Class B	183,347	1,090
			159,581
Switzerland (17.4%)
	Roche Holding AG	1,050,192	340,009
	Novartis AG (Registered)	2,699,861	301,380
	Nestle SA (Registered)	2,694,124	272,895
	Sika AG (Registered)	264,496	80,305
	Givaudan SA (Registered)	13,104	64,289
	Partners Group Holding AG	36,069	48,550
	Geberit AG (Registered)	55,049	35,048
	Sandoz Group AG	710,150	30,801
	Logitech International SA (Registered)	262,666	23,660
	Chocoladefabriken Lindt & Spruengli AG	1,814	22,736
	Chocoladefabriken Lindt & Spruengli AG (Registered)	163	20,184
	Roche Holding AG (Bearer)	40,929	14,395
	PSP Swiss Property AG (Registered)	75,061	10,030
	Siegfried Holding AG (Registered)	6,450	7,518
	Temenos AG (Registered)	104,929	7,286
	DKSH Holding AG	59,110	4,624
	Emmi AG (Registered)	4,107	4,317
	Interroll Holding AG (Registered)	1,162	3,755
	ALSO Holding AG (Registered)	9,686	2,937
	Orior AG	12,424	786
			1,295,505
Taiwan (0.5%)
[1]	Wistron Corp.	4,768,000	14,346
	Chailease Holding Co. Ltd.	2,709,604	12,641
	Advantech Co. Ltd.	806,727	8,581
	Sinbon Electronics Co. Ltd.	355,000	3,568
	Chief Telecom Inc.	52,000	681
			39,817
United Kingdom (8.5%)
	RELX plc	3,148,372	148,595
	Diageo plc	3,650,264	113,578
	BAE Systems plc	5,002,487	83,432
	London Stock Exchange Group plc	663,494	80,764
	Ashtead Group plc	743,908	53,686
	Bunzl plc	557,481	23,358
	Sage Group plc	1,639,195	22,914
	Halma plc	625,829	21,421
	Spirax Group plc	121,377	14,171
	Diploma plc	220,632	12,615
	Croda International plc	234,357	12,185
	DCC plc	166,563	11,475
	Hikma Pharmaceuticals plc	281,348	6,879
	Spectris plc	171,137	6,713
	Cranswick plc	88,389	5,419
	Softcat plc	197,204	4,126
	Clarkson plc	50,458	2,948
	GB Group plc	411,234	1,841
	Hilton Food Group plc	125,139	1,502
			627,622
Total Common Stocks (Cost $6,274,113)			7,391,826
Preferred Stock (0.1%)
	FUCHS SE Preference Shares (Cost $4,698)	111,463	4,843

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 5.390% (Cost $47,693)	476,994	47,695
Total Investments (100.2%) (Cost $6,326,504)			7,444,364
Other Assets and Liabilities—Net (-0.2%)			(16,207)
Net Assets (100%)			7,428,157
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,989,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $30,729,000, representing 0.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $41,284,000 was received for securities on loan, of which $41,275,000 is held in Vanguard Market Liquidity Fund and $9,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	188	22,463	503
MSCI Emerging Markets Index	September 2024	59	3,235	40
Topix Index	September 2024	15	2,801	1
				544

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/18/24	EUR	2,180	USD	2,378	—	(13)
Bank of Montreal	9/18/24	GBP	968	USD	1,249	—	(5)
UBS AG	9/18/24	INR	578,639	USD	6,902	—	(1)
Standard Chartered Bank	9/18/24	JPY	1,598,520	USD	10,143	606	—
BNP Paribas	9/18/24	USD	7,671	AUD	11,442	179	—
Standard Chartered Bank	9/18/24	USD	148	AUD	223	2	—
State Street Bank & Trust Co.	9/18/24	USD	12,891	CHF	11,432	—	(210)
JPMorgan Chase Bank, N.A.	9/18/24	USD	4,007	EUR	3,682	12	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	3,079	GBP	2,415	—	(27)
State Street Bank & Trust Co.	9/19/24	USD	1,556	HKD	12,121	2	—
State Street Bank & Trust Co.	9/18/24	USD	7,579	JPY	1,172,372	—	(305)
						801	(561)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded

Vanguard® International Dividend Appreciation Index Fund
funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® International Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	964,335	—	—	964,335
Common Stocks—Other	—	6,427,491	—	6,427,491
Preferred Stock	—	4,843	—	4,843
Temporary Cash Investments	47,695	—	—	47,695
Total	1,012,030	6,432,334	—	7,444,364
Derivative Financial Instruments
Assets
Futures Contracts[1]	544	—	—	544
Forward Currency Contracts	—	801	—	801
Total	544	801	—	1,345
Liabilities
Forward Currency Contracts	—	561	—	561
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.